Document and Entity Information (USD $)	12 Months Ended
	Jan. 28, 2012	Mar. 01, 2012	Jul. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 28, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	FRAN
Entity Registrant Name	FRANCESCA'S HOLDINGS CORP
Entity Central Index Key	0001399935
Current Fiscal Year End Date	--01-28
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		43,538,592
Entity Public Float			$ 376,700,000